Financial Assets at Fair Value through Other Comprehensive Income - Analysis of changes (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets available-for-sale		$ 1,366,343	$ 1,053,191
Financial assets at fair value through other comprehensive income		1,366,343	1,053,191
Individual [Member]
Disclosure of financial assets [line items]
Financial assets at beginning of period		1,012	772
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[1]		3
Amounts written off
Foreign exchange adjustments		(22)	(22)
Net change on financial assets	[2]	(880)	259
Financial assets at end of period		110	1,012
Debt instruments valued at fair value
Disclosure of financial assets [line items]
Financial assets at beginning of period		1,043,440
Financial assets at end of period		1,357,846	1,043,440
Financial assets available-for-sale		1,357,846	1,043,440
Financial assets at fair value through other comprehensive income		1,357,846	1,043,440
Debt instruments valued at fair value | Accumulated Amortization
Disclosure of financial assets [line items]
Financial assets at beginning of period		4,268
Financial assets at end of period			4,268
Debt instruments valued at fair value | Fair Value
Disclosure of financial assets [line items]
Financial assets at beginning of period		1,043,440	1,516,063
Change in fair value		32,995	14,162
Foreign exchange adjustments		5,633	28,558
Net change on financial assets	[3]	275,778	(515,343)
Financial assets at end of period			1,043,440
Debt instruments valued at fair value | Individual [Member]
Disclosure of financial assets [line items]
Financial assets at beginning of period		4,268
Transfer to Stage 2		(1)
Impact of net re-measurement of year-end ECL		3,102	258
Foreign exchange adjustments		40	168
Net change on financial assets	[3]	327	(1,978)
Financial assets at end of period		7,736	4,268
Debt instruments valued at fair value | Investment grade
Disclosure of financial assets [line items]
Financial assets available-for-sale
Financial assets at fair value through other comprehensive income		1,269,516	827,770
Debt instruments valued at fair value | Without rating
Disclosure of financial assets [line items]
Financial assets available-for-sale
Financial assets at fair value through other comprehensive income		88,330	215,670
Debt instruments valued at fair value | Financial instruments not credit-impaired | Individual [Member] | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		1,357,846	1,043,440
Debt instruments valued at fair value | Financial instruments not credit-impaired | Individual [Member] | 12-month expected credit losses | Accumulated Amortization
Disclosure of financial assets [line items]
Financial assets at beginning of period		4,268	5,820
Impact of net re-measurement of year-end ECL		3,102	258
Foreign exchange adjustments		40	168
Net change on financial assets	[3]	326	(1,978)
Financial assets at end of period		7,736	4,268
Debt instruments valued at fair value | Financial instruments not credit-impaired | Individual [Member] | 12-month expected credit losses | Fair Value
Disclosure of financial assets [line items]
Change in fair value		32,995	14,162
Transfer to Stage 2		(19)
Foreign exchange adjustments		5,633	28,558
Net change on financial assets	[3]	275,797	(515,343)
Debt instruments valued at fair value | Financial instruments not credit-impaired | Investment grade | Individual [Member] | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		1,269,516	827,770
Debt instruments valued at fair value | Financial instruments not credit-impaired | Without rating | Individual [Member] | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		88,330	215,670
Equity instruments valued at fair value
Disclosure of financial assets [line items]
Financial assets available-for-sale		8,497	9,751
Financial assets at fair value through other comprehensive income			9,751
Equity instruments valued at fair value | Instruments issued by foreign institutions
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		1,051	812
Equity instruments valued at fair value | Other instruments issued in Chile
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		$ 8,497	$ 9,751

[1]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.
[2]	Net change between assets originated and assets repaid, excluding write offs.
[3]	Net change between assets purchased and assets derecognized, excluding write offs.